T. ROWE PRICE New Era Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.1%
AGRICULTURE  1.1%
Agricultural Products  0.6%
Corteva  223,532 18,712
18,712
Fertilizers & Agricultural Chemicals  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $8,324 (1)(2)(3) 450,821 —
—
Packaged Foods & Meats  0.5%
Muyuan Foods, Class H (HKD) (3) 2,980,000 14,373
14,373
Total Agriculture 33,085
CHEMICALS  5.6%
Industrial Gases  3.7%
Air Liquide (EUR)  206,925 42,771
Linde  153,642 76,170
118,941
Specialty Chemicals  1.9%
RPM International  131,983 13,119
Sherwin-Williams  102,589 32,885
Solstice Advanced Materials  189,600 14,440
60,444
Total Chemicals 179,385
COMMODITY INDUSTRIALS  7.0%
Aerospace & Defense  0.1%
CSG (EUR) (3) 103,810 2,800
2,800
Construction & Engineering  0.1%
SPIE (EUR)  85,903 4,302
4,302
Construction & Farm Machinery & Heavy Trucks  1.6%
Caterpillar  45,393 32,159
KION Group (EUR)  89,611 4,788
Sany Heavy Industry, Class H (HKD) (3) 4,587,800 12,425
49,372
Construction Materials  1.5%
Heidelberg Materials (EUR)  87,423 18,449

T. ROWE PRICE New Era Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
James Hardie Industries, CDI (AUD) (3) 782,287 14,426
Knife River (3) 193,136 15,770
48,645
Electrical Components & Equipment  1.2%
Fujikura (JPY)  871,200 23,960
nVent Electric  130,255 15,406
39,366
Electronic Components  1.0%
Bel Fuse, Class B  42,133 8,342
Mitsubishi Electric (JPY)  466,600 15,261
Yokogawa Electric (JPY)  222,400 6,873
30,476
Industrial Machinery  1.5%
Interpump Group (EUR)  35,065 1,339
Kurita Water Industries (JPY)  160,000 7,655
Mitsubishi Heavy Industries (JPY)  804,700 22,110
Mueller Industries  135,400 15,002
46,106
Total Commodity Industrials 221,067
ENERGY SERVICES & PROCESSORS  25.8%
Oil & Gas Drilling  0.6%
Precision Drilling (CAD) (3) 188,226 18,523
18,523
Oil & Gas Equipment & Services  9.5%
Baker Hughes  946,312 57,772
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $10,109 (1)(2)(3)(4) 10,108,939 4,650
Expro Group Holdings (3) 1,316,506 22,920
Kodiak Gas Services  337,806 19,701
NOV  1,243,989 23,400
SLB  1,213,917 62,383
TechnipFMC  827,342 57,194
Tenaris, ADR (5) 356,711 20,754
Weatherford International  350,335 33,135
301,909
Oil & Gas Refining & Marketing  5.1%
Keyera (CAD)  373,674 14,454
Neste (EUR)  898,763 29,208
Phillips 66  192,181 35,011
Thai Oil (THB)  8,332,700 12,403

T. ROWE PRICE New Era Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valero Energy  294,867 72,856
163,932
Oil & Gas Storage & Transportation  9.6%
Cheniere Energy  125,200 35,527
Enbridge  1,201,725 65,061
Kinder Morgan  522,890 17,532
ONEOK  411,338 37,181
South Bow (CAD) (5) 650,223 21,632
Targa Resources  211,150 52,942
Williams  1,071,271 77,967
307,842
Semiconductor Equipment  1.0%
Qnity Electronics  160,232 18,487
Shoals Technologies Group, Class A (3) 2,027,920 13,344
31,831
Total Energy Services & Processors 824,037
EXPLORATION & PRODUCTION  17.9%
OUS Oil & Gas Exploration & Production  7.2%
Advantage Energy (CAD) (3) 786,726 6,351
Aker BP (NOK)  461,924 17,077
ARC Resources (CAD) (5) 1,273,934 26,512
Canadian Natural Resources (CAD) (5) 1,711,762 83,502
Headwater Exploration (CAD) (5) 2,064,425 19,070
Kelt Exploration (CAD) (3) 2,612,419 17,596
Tamarack Valley Energy (CAD)  2,427,491 20,068
Tourmaline Oil (CAD)  644,597 30,851
Var Energi (NOK)  1,992,864 10,260
231,287
U.S. Mixed Exploration & Production  2.9%
Antero Resources (3) 181,500 7,703
EQT  619,200 39,406
Range Resources  618,851 27,960
Viper Energy, Class A  398,494 18,725
93,794
U.S. Oil Exploration & Production  7.8%
ConocoPhillips  926,069 122,241
Diamondback Energy  150,023 29,673
EOG Resources  140,814 20,357
Ovintiv  520,388 30,890
Permian Resources, Class A  1,278,124 27,250

T. ROWE PRICE New Era Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vista Energy, ADR (3) 267,401 20,181
250,592
Total Exploration & Production 575,673
INTEGRATEDS  18.0%
Integrated Oil & Gas  18.0%
BP (GBP)  3,716,481 29,088
Chevron  709,268 146,748
Exxon Mobil  960,520 162,962
Shell (GBP)  2,595,189 120,196
Suncor Energy (CAD) (5) 926,209 61,261
TotalEnergies (EUR)  610,793 56,055
Total Integrateds 576,310
METALS & MINING  15.3%
Coal & Consumable Fuels  4.3%
Cameco  458,962 49,848
Energy Fuels (3)(5) 1,126,000 20,549
Uranium Energy (3) 3,572,200 48,225
Warrior Met Coal  207,000 19,282
137,904
Diversified Metals & Mining  5.4%
Carpenter Technology  65,366 25,764
Champion Iron (AUD) (5) 742,874 2,791
Firefly Aerospace (3)(5) 204,128 5,811
First Quantum Minerals (CAD) (3) 759,570 18,161
Freeport-McMoRan  711,223 41,806
Iluka Resources (AUD) (5) 3,366,125 15,825
Ivanhoe Electric (3) 1,125,091 13,299
JX Advanced Metals (JPY)  437,100 9,688
MP Materials (3)(5) 211,183 10,192
NGEx Minerals (CAD) (3) 467,372 8,500
Southern Copper  90,703 15,606
USA Rare Earth (3) 356,492 5,395
172,838
Precious Metals & Minerals  5.6%
Agnico Eagle Mines  133,826 27,164
Alamos Gold, Class A  320,568 14,243
Americas Gold & Silver (3) 2,428,960 12,045
Artemis Gold (CAD) (3) 703,598 19,094
Franco-Nevada (CAD)  122,674 30,375
Hemlo Mining (CAD) (3) 1,608,111 7,503
OR Royalties (CAD) (5) 787,417 29,983

T. ROWE PRICE New Era Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Skeena Resources (CAD) (3) 671,949 20,012
Snowline Gold (CAD) (3) 697,064 6,955
Zijin Gold International (HKD) (3)(5) 485,400 11,047
178,421
Total Metals & Mining 489,163
OTHER  3.3%
Other Diversified Financial Services  0.2%
Talon Capital (3) 500,564 5,206
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $447 (1)(2)(3) 178,821 447
5,653
Paper & Forest Products  3.1%
International Paper  587,537 20,975
Louisiana-Pacific  274,369 19,960
Packaging Corp. of America  53,959 11,451
Stora Enso, Class R (EUR)  1,489,626 17,493
UPM-Kymmene (EUR)  411,613 12,883
West Fraser Timber (CAD)  253,044 16,528
99,290
Total Other 104,943
UTILITIES  3.0%
Electric Utilities  2.5%
NextEra Energy  301,223 27,978
Orsted (DKK) (3) 1,053,870 26,135
Southern  273,343 26,383
80,496
Multi-Utilities  0.5%
Alliant Energy  220,295 15,808
15,808
Total Utilities 96,304
Total Miscellaneous Common Stocks  0.1% (6) 2,874
Total Common Stocks (Cost $1,996,132) 3,102,841
CONVERTIBLE PREFERRED STOCKS  2.4%
AGRICULTURE  0.0%
Fertilizers & Agricultural Chemicals  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3,048 (1)(2)(3) 165,071 —
Total Agriculture —

T. ROWE PRICE New Era Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMODITY INDUSTRIALS  0.2%
Electrical Components & Equipment  0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,716 (1)(2)(3) 1,796,201 2,550
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $2,413 (1)(2)(3) 2,526,018 3,587
Total Commodity Industrials 6,137
ENERGY SERVICES & PROCESSORS  0.2%
Renewable Electricty  0.2%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $6,087 (1)(2)(3) 251,671 5,479
Total Energy Services & Processors 5,479
METALS & MINING  2.0%
Diversified Metals & Mining  2.0%
Cyclic Materials, Series C, Acquisition Date: 12/11/25 - 1/30/26,
Cost $5,428 (1)(2)(3)(7) 659,652 5,429
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(3) 83,662 5,559
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506 (1)(2)(3) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(2)(3) 280,805 31,622
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $2,262 (1)(2)(3) 52,878 5,955
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $7,899 (1)(2)(3) 601,655 5,968
Total Metals & Mining 66,039
Total Convertible Preferred Stocks (Cost $52,899) 77,655
CORPORATE BONDS  0.0%
Element Power, 8.00%, 12/19/27, Acquisition Date: 2/11/26,
Cost $1,580 (1)(2) 1,579,600 1,580
Total Corporate Bonds (Cost $1,580) 1,580

T. ROWE PRICE New Era Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.0%
ENERGY SERVICES & PROCESSORS  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $234 (1)(2)(3)(4) 234,367 288
Total Energy Services & Processors 288
Total Preferred Stocks (Cost $234) 288
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.71% (7)(8) 5,447,996 5,448
Total Short-Term Investments (Cost $5,448) 5,448
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Treasury Reserve Fund, 3.68% (7)(8) 31,237,934 31,238
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 31,238
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.68% (7)(8) 9,088,980 9,089
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 9,089
Total Securities Lending Collateral (Cost $40,327) 40,327
Total Investments in Securities  101.0%
(Cost $2,096,620) $ 3,228,139
Other Assets Less Liabilities (1.0)% (31,911)
Net Assets 100.0% $ 3,196,228

T. ROWE PRICE New Era Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $84,620 and represents 2.6% of net assets.
(3) Non-income producing
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) All or a portion of this security is on loan at March 31, 2026.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Affiliated Companies
(8) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone
THB Thai Baht

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Cyclic Materials, Series C  $ — $ 1 $ —
T. Rowe Price Government Reserve Fund,
3.71% — — 163
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ 1 $ 163+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
Cyclic Materials, Series C  $ * $ 72 $ — $ 5,429
T. Rowe Price Government
Reserve Fund, 3.71% 4,151  ¤  ¤ 5,448
T. Rowe Price Treasury
Reserve Fund, 3.68% 20,486  ¤  ¤ 40,327
Total $ 51,204^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $163 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $51,203.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The New Era Fund (the
fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Era Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Era Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Era Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(679,000) for the period ended March 31, 2026.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,045,082 $ 1,052,662 $ 5,097 $ 3,102,841
Convertible Preferred Stocks — — 77,655 77,655
Corporate Bonds — — 1,580 1,580
Preferred Stocks — — 288 288
Short-Term Investments 5,448 — — 5,448
Securities Lending Collateral 40,327 — — 40,327
Total $ 2,090,857 $ 1,052,662 $ 84,620 $ 3,228,139
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 5,097 $ — $ — $ 5,097
Convertible Preferred Stocks 78,262 (679) 72 77,655
Corporate Bonds — — 1,580 1,580
Preferred Stocks 288 — — 288
Total $ 83,647 $ (679) $ 1,652 $ 84,620

T. ROWE PRICE New Era Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F41-054Q1 03/26